Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Gracell Biotechnologies Inc.
Entity Central Index Key	0001826492
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	true
Document Annual Report	true
Entity Ex Transition Period	false
Document Shell Company Report	false
Document Registration Statement	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	346,282,226
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Entity File Number	001-39838
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 12, Block B, Phase II
Entity Address, Address Line Two	Biobay Industrial Park
Entity Address, Address Line Three	218 Sangtian St.
Entity Address, City or Town	Suzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	215123
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yili Kevin Xie
Entity Address, Address Line One	Building 12, Block B, Phase II
Entity Address, Address Line Two	Biobay Industrial Park
Entity Address, Address Line Three	218 Sangtian St.
Entity Address, City or Town	Suzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	215123
Contact Personnel Email Address	Email: ir@gracellbio.com
City Area Code	86 512
Local Phone Number	6262-6701
ADR [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares
Trading Symbol	GRCL
Common Stock [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true